Share-based awards - Summary of RSU and PSU Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)	251,053
Granted (in shares)	60,182
Shares vested (in shares)	(118,611)
Forfeited (in shares)	(14,847)
Outstanding at end of period (in shares)	177,777	251,053
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)	$ 89.95
Granted (USD per share)	140.13
Shares vested (USD per share)	71.45
Forfeited (USD per share)	90.72
Outstanding at end of period (USD per share)	$ 110.73	$ 89.95
Weighted Average Remaining Contractual Life
Outstanding at end of period (in years)	1 year 3 months 10 days	29 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)	534,677
Granted (in shares)	158,341
Shares vested (in shares)	(234,395)
Forfeited (in shares)	(52,411)
Outstanding at end of period (in shares)	406,212	534,677
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)	$ 89.50
Granted (USD per share)	138.24
Shares vested (USD per share)	68.97
Forfeited (USD per share)	103.61
Outstanding at end of period (USD per share)	$ 118.52	$ 89.50
Weighted Average Remaining Contractual Life
Outstanding at end of period (in years)	1 year 7 months 28 days	1 year 2 months 19 days